Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating revenues: (Notes 3 and 12)
Loss of hire insurance recoveries	$ 450	$ 2,276	$ 450	$ 3,426
Other income	94	593	750	687
Total revenues	69,765	54,406	137,808	99,397
Operating expenses: (Note 12)
Depreciation	22,332	17,372	43,906	33,125
General and administrative expenses	1,350	1,493	2,695	2,962
Total operating expenses	37,656	28,292	73,822	55,796
Operating income	32,109	26,114	63,986	43,601
Finance income (expense): (Note 12):
Interest income	161	44	296	80
Interest expense (Note 5)	(12,526)	(7,252)	(23,119)	(13,466)
Other finance expense (Note 5)	(288)	(328)	(626)	(630)
Realized and unrealized gain (loss) on derivative instruments (Note 6)	1,968	(1,536)	11,944	(1,017)
Net gain (loss) on foreign currency transactions	260	(124)	(70)	(218)
Total finance expense	(10,425)	(9,196)	(11,575)	(15,251)
Income before income taxes	21,684	16,918	52,411	28,350
Income tax benefit (Note 8)	(3)	(3)	(6)	(6)
Net income	21,681	16,915	52,405	28,344
Net income	21,681	16,915	52,405	28,344
Series A Preferred unitholders' interest in net income	1,800	1,009	3,600	1,653
General Partner's interest in net income	367	294	901	493
Limited Partners' interest in net income	19,514	15,613	47,904	26,198
Time Charter And Bareboat Revenues [Member]
Operating revenues: (Notes 3 and 12)
Revenue	69,221	51,537	136,608	95,284
Vessel Operating Expenses [Member]
Operating expenses: (Note 12)
Operating expenses	$ 13,974	$ 9,427	$ 27,221	$ 19,709
Common Units [Member]
Earnings per unit (Basic): (Note 14)
Earnings per unit (basic)	$ 0.597	$ 0.526	$ 1.465	$ 0.886
Earnings per unit (Diluted): (Note 14)
Earnings per unit (diluted)	0.585	0.522	1.415	0.886
General Partner Unit [Member]
Earnings per unit (Basic): (Note 14)
Earnings per unit (basic)	0.597	0.526	1.465	0.882
Earnings per unit (Diluted): (Note 14)
Earnings per unit (diluted)	$ 0.597	$ 0.526	$ 1.465	$ 0.882